Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets
7.	EXPLORATION AND EVALUATION ASSETS

Exploration and evaluation assets relating to the Thacker Pass project were as follows:

	December 31, 2019	December 31, 2018
	$	$
Acquisition costs
Balance, beginning	3,540	2,104
Additions	560	1,436
Write offs	(248)	-
Total exploration and evaluation assets	3,852	3,540

The Company has the following contingent obligations to make future royalty and other payments on the Thacker Pass project. These amounts will only be payable if the Company continues to hold the subject claims in the future and the royalties will only be incurred if the Company starts production from the Thacker Pass project.

•	$2 per year in advance net smelter return royalty payments due on November 15 on four mining claims. The Company’s interest in these claims is subject to a 1.5% net smelter return royalty;
•	20% royalty on revenue solely in respect of uranium;
•

8% gross revenue royalty on all claims up to a cumulative payment of $22,000.  The royalty will then be reduced to 4% for the life of the project.  The Company has the option at any time to reduce the royalty to 1.75% upon payment of $22,000;

•	Option payments of $110 payable in 2020, $137.5 in 2021 and 2022, and $2,887.5 in 2023 to purchase water rights.